CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Cash flows from operating activities:
Net income	$ 309,115	$ 269,952	$ 238,713
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	64,918	60,124	55,023
Amortization of acquired intangibles	72,587	61,945	56,765
Share-based compensation expense	21,056	29,793	18,427
Provision for operating losses and bad debts	14,506	20,574	21,659
Deferred income taxes	81,079	(1,799)	33,112
Other, net	3,073	(1,484)	(4,878)
Changes in operating assets and liabilities, net of the effects of acquisitions:
Accounts receivable	1,248	(18,539)	(5,458)
Claims receivable	(9,317)	(11,569)	(11,858)
Settlement processing assets and obligations, net	(78,794)	(241,431)	(104,007)
Inventory	127	4,793	(1,187)
Prepaid expenses and other assets	14,616	18,995	(22,978)
Accounts payable and other liabilities	(72,802)	9,224	(39,374)
Income taxes payable	3,289	(6,480)	6,587
Net cash provided by operating activities	424,701	194,098	240,546
Cash flows from investing activities:
Business, intangible and other asset acquisitions, net of cash acquired	(359,187)	(426,524)	(434,016)
Capital expenditures	(92,550)	(81,411)	(98,590)
Principal collections on financing receivables	219	2,658	2,812
Net proceeds from sales of investments and business	10,597	3,607	1,227
Net cash used in investing activities	(440,921)	(501,670)	(528,567)
Cash flows from financing activities:
Net borrowings (payments) on short-term lines of credit	198,884	252,667	(27,930)
Proceeds from issuance of long-term debt	2,496,842	2,690,000	1,135,327
Principal repayments of long-term debt	(2,148,907)	(2,260,597)	(482,349)
Acquisition of redeemable noncontrolling interest	0	0	(242,000)
Payment of debt issuance costs	0	(5,961)	(3,987)
Repurchase of common stock	(372,387)	(447,307)	(175,297)
Proceeds from stock issued under share-based compensation plans	22,550	31,727	10,543
Common stock repurchased - share-based compensation plans	(15,690)	(5,681)	(10,244)
Tax benefit from share-based compensation plans	5,176	6,475	1,863
Distributions to noncontrolling interests	(39,753)	(36,670)	(16,206)
Dividends paid	(5,340)	(5,757)	(6,198)
Net cash provided by financing activities	141,375	218,896	183,522
Effect of exchange rate changes on cash	(56,288)	(9,922)	3,694
Increase (decrease) in cash and cash equivalents	68,867	(98,598)	(100,805)
Cash and cash equivalents, beginning of the period	581,872	680,470	781,275
Cash and cash equivalents, end of the period	$ 650,739	$ 581,872	$ 680,470